RELATED PARTY TRANSACTIONS (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
RELATED PARTY TRANSACTIONS
Director remuneration	$ 954	$ 817
Officer & key management remuneration	3,242	3,505
Termination benefits	675
Share-based payments	$ 7,504	$ 7,218